Concentration of Credit Risk - Schedule of Concentration Risk by Risk Factor (Details) - USD ($)	3 Months Ended	9 Months Ended			12 Months Ended
	Mar. 31, 2017	Dec. 31, 2017	Jan. 10, 2017	Dec. 31, 2016	Mar. 31, 2016
Successor [Member]
Accounts receivable	$ 414,254	$ 848,580
Accounts payable	$ 48,241	$ 63,870
Successor [Member] | Sales Revenue, Net [Member]
Concentration risk percentage	75.00%	70.00%
Successor [Member] | Sales Revenue, Net [Member] | Customer A [Member]
Concentration risk percentage	27.00%	29.00%
Successor [Member] | Sales Revenue, Net [Member] | Customer B [Member]
Concentration risk percentage	21.00%	18.00%
Successor [Member] | Sales Revenue, Net [Member] | Customer C [Member]
Concentration risk percentage	17.00%	13.00%
Successor [Member] | Sales Revenue, Net [Member] | Customer D [Member]
Concentration risk percentage	10.00%	10.00%
Successor [Member] | Accounts Receivable [Member]
Accounts receivable	$ 135,733	$ 311,307
Successor [Member] | Purchases [Member]
Concentration risk percentage	100.00%	95.00%
Successor [Member] | Purchases [Member] | Supplier A [Member]
Concentration risk percentage	79.00%	33.00%
Successor [Member] | Purchases [Member] | Supplier B [Member]
Concentration risk percentage	21.00%	23.00%
Successor [Member] | Purchases [Member] | Supplier C [Member]
Concentration risk percentage		20.00%
Successor [Member] | Purchases [Member] | Supplier D [Member]
Concentration risk percentage		19.00%
Successor [Member] | Accounts Payable [Member]
Accounts payable	$ 46,830	$ 63,870
Predecessor [Member]
Accounts receivable
Accounts payable					$ 1,003,455
Predecessor [Member] | Sales Revenue, Net [Member]
Concentration risk percentage			28.00%	28.00%	38.00%
Predecessor [Member] | Sales Revenue, Net [Member] | Customer A [Member]
Concentration risk percentage			15.00%	15.00%	28.00%
Predecessor [Member] | Sales Revenue, Net [Member] | Customer B [Member]
Concentration risk percentage			13.00%	13.00%	10.00%
Predecessor [Member] | Sales Revenue, Net [Member] | Customer C [Member]
Concentration risk percentage
Predecessor [Member] | Sales Revenue, Net [Member] | Customer D [Member]
Concentration risk percentage
Predecessor [Member] | Accounts Receivable [Member]
Accounts receivable					$ 1,257,505
Predecessor [Member] | Purchases [Member]
Concentration risk percentage			78.00%	78.00%	94.00%
Predecessor [Member] | Purchases [Member] | Supplier A [Member]
Concentration risk percentage			57.00%	57.00%	94.00%
Predecessor [Member] | Purchases [Member] | Supplier B [Member]
Concentration risk percentage			21.00%	21.00%
Predecessor [Member] | Purchases [Member] | Supplier C [Member]
Concentration risk percentage
Predecessor [Member] | Purchases [Member] | Supplier D [Member]
Concentration risk percentage
Predecessor [Member] | Accounts Payable [Member]
Accounts payable				$ 363,137	$ 1,003,455